SUPPLEMENT DATED NOVEMBER 23, 2015
TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
 FOR EXECUTIVE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

Effective immediately, the following changes are made to the Prospectus and Statement of Additional Information listed above.

The Service Office mailing address is changed to:

Delaware Life Insurance Company
Attn: Corporate Markets
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE